                                                                October 24, 1995

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549


Re: Rule 24f-2 Notice for Keystone Diversified Bond Fund (B-2) (formerly Keystone Custodian Fund, Series B-2) (the "Fund"); Registration Statement No. 2-10659/811-93
      --------------------------------------------------------------------------

Dear Sirs/Madams:

      Pursuant to Rule 24f-2(b)(1) under the Investment Company Act of 1940 (the "Act"), you are herby notified as follows:

      (i) The fiscal year of the Fund for which this Notice is filed is the year ended August 31, 1995.

     (ii) The number of shares of the Fund registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 remaining unsold at the beginning of such fiscal year was 1,064,687.

    (iii) The number of shares of the Fund registered during such fiscal year other than pursuant to Rule 24f-2 was 7,944,479.

     (iv) The number of shares of the Fund sold during such fiscal year was 7,685,411.*

      (v) The number of shares of the Fund sold during such fiscal year in reliance upon registration pursuant to Rule 24f-2 was -0-.

*Pursuant to Rule 24f-2(c), the filing fee for this Notice was calculated as follows:

(a) Actual aggregate sales price of shares sold
    pursuant to Rule 24f-2 during the fiscal year:            $ -0-

(b) Reduced by the difference between:

    (1) The actual aggregate redemption
        price of shares of the Fund redeemed
        redeemed during the fiscal year:                      $222,230,419

        and

    (2) The actual aggregate redemption
        price of such redeemed shares
        previously applied pursuant to
        Rule 24e-2(a) in filings made
        pursuant to Section 24(e)(1) of
        the Act:                                              $ -0-
                                                             ($222,230,419)
                                                              ------------
(c) Net aggregate sales price:                               ($222,230,419)

(d) Fee computed at 1/29 of 1%:                               $ -0-

    If you have any questions or would like further information, please call me at (617) 338-3433.

                                               Sincerely yours,

                                               /s/ James M. Wall

                                                   James M. Wall